BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2020
Disclosure of basis of preparation of financial statements [Abstract]
BASIS OF PREPARATION
NOTE 1: BASIS OF PREPARATION
The consolidated financial statements of Lloyds Banking Group plc and its subsidiary undertakings (the Group) have been prepared in accordance with International Financial Reporting Standards (IFRS). IFRS comprises accounting standards prefixed IFRS issued by the International Accounting Standards Board (IASB) and those prefixed IAS issued by the IASB’s predecessor body as well as interpretations issued by the IFRS Interpretations Committee and its predecessor body. On adoption of IFRS 9 in 2018, the Group elected to continue applying hedge accounting under IAS 39.
The financial information has been prepared under the historical cost convention, as modified by the revaluation of investment properties, financial assets measured at fair value through other comprehensive income, trading securities and certain other financial assets and liabilities at fair value through profit or loss and all derivative contracts. The directors consider that it is appropriate to continue to adopt the going concern basis in preparing the financial statements. In reaching this assessment, the directors have considered the implications of the COVID-19 pandemic upon the Group's performance and projected funding and capital position and have also taken into account the impact of further stress scenarios. On this basis, the directors are satisfied that the Group will maintain adequate levels of funding and capital for the foreseeable future.
Details of those IFRS pronouncements which will be relevant to the Group but which were not effective at 31 December 2020 and which have not been applied in preparing these financial statements are given in note 53.
In 2019 the Group adopted IFRS 16 and amendments to IAS 12 and early-adopted the hedge accounting amendments Interest Rate Benchmark Reform issued by the IASB.